Income and deferred tax	12 Months Ended
Dec. 31, 2023
Income and deferred tax
Income and deferred tax

(6) Income and deferred tax

-Accounting Principles-

Income taxes comprise current, non-current and deferred tax.

Income tax is recognized in the Consolidated Income Statement except to the extent that it relates to items recognized directly within equity or in Other Comprehensive Income.

Current tax is the expected taxes payable on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years. The tax rates for domestic companies are between 27% and 32% and for foreign companies between 19% and 31%.

In cases where it is concluded it is not probable that tax authorities will accept a tax treatment, the effect of the uncertainty is reflected in the recognition and measurement of tax assets and liabilities or, alternatively, a provision is made for the amount that is expected to be settled, where this can be reasonably estimated. This assessment relies on estimates and assumptions and may involve a series of judgements about future events.

New information may become available that causes the Group to change its judgement regarding adequacy of existing tax assets and liabilities. Such changes to tax assets and liabilities will impact the income tax expense in the period during which such a determination is made.

Deferred tax assets and liabilities are recognized, using the consolidated Balance Sheet method, for the expected tax consequences of temporary differences between the carrying amounts of assets and liabilities according to IFRS and the amounts used for taxation purposes. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred taxes are recognized for all taxable temporary differences, except:

●	temporary differences arising on the initial recognition of goodwill,
●	temporary differences on the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and at the time of the transaction, does not give rise to equal taxable and deductible temporary differences,
●	temporary differences relating to investments in subsidiaries, associates, and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different taxable entities, but the Group intends to settle current tax liabilities and assets on a net basis, or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that there will be future taxable profits against which they can be utilized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

International Tax Reform - Pillar II Framework

The Group falls within the scope of application of the so-called Pillar II framework, that entered into force in the German legislation on December 28, 2023.

As the Minimum Tax Act applies for the first-time financial years beginning on or after December 30, 2023 (“MinStG”), there was no minimum tax exposure for the fiscal year 2023. The implementation of the global minimum tax rules into domestic legislation in other jurisdictions also did not result in any minimum tax being levied in 2023.

At the same time, Pillar II legislation has been enacted or substantially enacted in a number of other jurisdictions in which the Group operates, effective for the financial year beginning January 1, 2024.

As the Group is in scope of the Pillar II legislation the group may be liable to pay a top-up tax for each jurisdiction having an effective tax rate below 15%.

During the transitional period from 2024 to 2026, the top up tax can, upon request, be deemed zero for a jurisdiction where the requirements of the country by country reporting safe harbor rules are met. The Group will exercise this option, which based on the 2023 fiscal year, would lead to the Company being exempt from minimum taxation in most of the jurisdictions in which it operates.

The Group has performed a preliminary assessment of its potential exposure based on the information currently available, however, does not expect it to have a material impact on the Group’s effective tax rate and to be liable for material top up tax payments in the countries in which it operates.

The Group has applied the exception to recognizing and disclosing information about deferred taxes relating to Pillar II income taxes, as provided by the amendment to IAS 12 issued in May 2023 and endorsed in the EU in November 2023.

-Income tax expenses-

Income tax benefit and expense for the years 2023, 2022 and 2021 comprise the following.

	2023	2022	2021
	k€	k€	k€
Current taxes
- Tax expense for the year	(5,251)	(14,132)	(12,309)
- Income (expense) relating to other periods	(2,666)	156	(4,095)
Total current income taxes	(7,917)	(13,976)	(16,404)
Deferred taxes
- Tax loss carry forwards	1,606	(10,862)	(5,140)
- Temporary differences	2,991	3,140	74
Total deferred income taxes	4,597	(7,722)	(5,066)
Tax expense recognized in the income statement	(3,320)	(21,698)	(21,470)

- Reconciliation of effective tax rate-

The difference between the actual income tax expense and the result of the net income and the applicable Group tax rate in the reporting year and the previous year is made up as follows:

	2023	2022	2021
	k€	k€	k€
Income (loss) before taxes	(80,593)	(153,956)	236,980
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	26,015	49,697	(76,497)
Non-deductible expenses	(8,274)	(59,543)	(511)
R&D tax credits	8,558	13,454	6,742
Tax free income	7,968	3,184	71,917
Permanent differences from GILTI	(156)	(3,724)	(444)
Tax effects from investments accounted for using the equity method	(8,373)	(5,152)	(9,300)
Deviation tax rates to expected tax rate	(1,343)	448	1,815
Change in tax rates	(251)	636	521
Change in recognition of deferred tax assets	(25,568)	(19,167)	(10,247)
Taxes related to prior years
Current Taxes	(2,666)	156	(4,095)
Deferred Taxes	556	(1,348)	(570)
Other	213	(341)	(801)
Effective income tax income (expense)	(3,320)	(21,698)	(21,470)
Effective income tax rate	(4.12)%	(14.09)%	9.06%

The Group tax rate includes corporate income tax plus solidarity surcharge of 15.825% and trade tax, which ranges from 11.550% - 16.625% depending on the municipality.

The tax-free income in 2023 mainly results from the revaluation of the shares in Exscientia plc, which is not subject to tax in accordance with previous years (in 2022 there was non-deductible expense for tax purposes from the devaluation of the shares).

In 2021, the initial public offering of Exscientia plc in the United States resulted in a significant increase of the investment which impacts income and is tax free.

-Deferred Taxes-

Deferred income tax assets and liabilities calculated with the anticipated tax rates of each entity as of December 31, 2023 and 2022 relate to the following:

	Jan 1, 2023		Recognized in			Dec 31, 2023
		Recognized	other	Foreign			Deferred	Deferred
		in	comprehensive	currency	Business		tax	tax
	Net balance	profit or loss	income	translation	Combination	Net	assets	liabilities
	k€	k€	k€	k€	k€	k€	k€	k€
Property, plant and equipment	(9,457)	(2,096)	—	20	—	(11,533)	1,807	(13,340)
Intangible assets	(19,646)	6,285	—	61	—	(13,300)	4,004	(17,304)
Right of use assets	(28,839)	(770)	—	—	—	(29,609)	—	(29,609)
Financial assets	(1,446)	(965)	(419)	—	—	(2,830)	783	(3,613)
Provisions and deferred income	9,250	(1,142)	13	—	—	8,121	8,347	(226)
Lease obligations	25,278	(577)	—	—	—	24,701	24,701	—
Other	4,244	2,068	—	—	—	6,312	6,942	(630)
Tax credits	273	188	—	—	—	461	461	—
Loss carryforward	12,146	1,606	—	118	—	13,870	13,870	—
Total	(8,197)	4,597	(406)	199	—	(3,807)	60,915	(64,722)
Offsetting of tax	—	—	—	—	—	—	(46,585)	46,585
Net	(8,197)	4,597	(406)	199	—	(3,807)	14,330	(18,137)

	Jan 1, 2022		Recognized in				Dec 31, 2022
		Recognized	other		Foreign			Deferred	Deferred
		in	comprehensive		currency	Business		tax	tax
	Net balance	profit or loss	income		translation	Combination	Net	assets	liabilities
	k€	k€	k€		k€	k€	k€	k€	k€
Property, plant and equipment	(4,855)	(5,140)	—		508	30	(9,457)	1,563	(11,020)
Intangible assets	(22,348)	2,536	—		(130)	296	(19,646)	965	(20,611)
Right of use assets	(21,979)	(6,860)	—		—	—	(28,839)	—	(28,839)
Financial assets	(3,985)	2,539	—		—	—	(1,446)	453	(1,899)
Provisions and deferred income	3,965	5,640	(357)		2	—	9,250	12,759	(3,509)
Lease obligations	19,927	5,351	—		—	—	25,278	25,278	—
Other	4,949	(727)	—		22	—	4,244	5,778	(1,534)
Tax credits	1,034	(199)	(633)	*	71	—	273	273	—
Loss carryforward	22,963	(10,862)	—		45	—	12,146	12,146	—
Total	(329)	(7,722)	(990)		518	326	(8,197)	59,215	(67,412)
Offsetting of tax	—	—	—		—	—	—	(48,888)	48,888
Net	(329)	(7,722)	(990)		518	326	(8,197)	10,327	(18,524)

*Was recognized directly in equity and not through other comprehensive income.

-Unrecognized deferred tax liabilities-

Concerning undistributed foreign subsidiaries earnings, temporary differences in the amount of € 15,842k were not recognized according to IAS 12.39 (December 31, 2022: € 20,576k) as the Group controls the timing of such reversal and it is not planned to distribute the foreign subsidiaries earnings.

-Unrecognized deferred tax assets-

The Company’s deferred tax assets are recorded to the extent it is probable that such tax benefits would be realized in future years. As of December 31, 2023, no additional deferred tax assets on tax loss carryforwards exceeding the recognized deferred tax liabilities, were recognized for four German, one French, one Italian, the United States entities as well as the Austrian and the Indian entity. In the following schedule, tax loss carryforwards, interest carryforwards and tax credits for which no deferred tax assets were recorded are shown. Tax loss carryforwards on different types of income taxes were aggregated into one total amount.

	2023	2022	2021
	k€	k€	k€
Tax loss carryforwards (not expiring)	572,204	474,989	307,682
Time-limited tax losses
- expiring until 2028 (2022: 2027)	24,768	13,297	21,409
- expiring 2029 to 2033 (2022: 2028 - 2032)	32,179	45,696	38,207
- expiring after 2033 (2022: 2032)	38,243	57,662	73,811
Interest carry forwards	—	—	—
Tax credits	1,181	1,313	1,286
Total	668,575	592,958	442,395

The table above does not include U.S. tax losses which are subject to s382 restrictions.

In addition to unrecognized deferred tax assets from tax loss carryforwards, a net asset position for temporary differences amounting to € 14,323k (December 31, 2022: € 11,354k; December 31, 2021: € 6,346k) was not recognized as of December 31, 2023, as there was no sufficient taxable income foreseen.

-Non-current and current tax assets-

Non-current tax receivables as of December 31, 2023 and 2022 mainly relate to tax refunds from tax development programs in the context of qualifying R&D expenses in France (crédit d’impôt recherche).

Current tax receivables as of December 31, 2023 and 2022 mainly comprise of tax refunds in relation with qualifying R&D projects in France and in the UK.